IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of key assumptions used in fair value less costs of disposal calculations
The tables below show key assumptions used in fair value less costs of disposal calculations on a local currency basis for CGUs with material goodwill, or those CGUs for which an impairment loss or an impairment reversal has been recorded.

Kyivstar

	Average during forecast period			Terminal period
	2025	2024	2023	2025	2024	2023
Discount rate	19.7%	17.7%	20.8%	19.1%	17.7%	20.8%
Revenue growth rate	10.1%	9.8%	8.8%	5.0%	1.0%	1.0%
Operating margin	52.5%	52.4%	51.8%	52.0%	50.0%	50.0%
CAPEX	20.4%	21.5%	19.1%	20.0%	20.0%	20.0%
[1]The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029

Uklon

	Average during forecast period			Terminal period
	2025	2024	2023	2025	2024	2023
Discount rate	21.6%	—%	—%	21.0%	—%	—%
Revenue growth rate	13.5%	—%	—%	5.0%	—%	—%
Operating margin	42.5%	—%	—%	45.7%	—%	—%
CAPEX	3.7%	—%	—%	3.2%	—%	—%
[1]The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031